OTHER INTANGIBLE ASSETS, NET - Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Carrying Amount	$ 22,428	$ 21,692
Accumulated Amortization	14,363	11,622
Net Book Value	8,065	10,070
Customer Relationships [Member]
Carrying Amount	8,734	8,734
Accumulated Amortization	6,910	6,117
Net Book Value	1,824	2,617
Intellectual Property [Member]
Carrying Amount	7,019	7,019
Accumulated Amortization	3,389	2,754
Net Book Value	3,630	4,265
Capitalized Software Development Costs [Member]
Carrying Amount	6,675	5,939
Accumulated Amortization	4,064	2,751
Net Book Value	$ 2,611	$ 3,188